Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 8,796,111	$ 2,890,822
Accounts receivable, net	338,023	242,079
Inventory, at cost	2,836,261	3,042,629
Note receivable	2,500,000	2,500,000
Deposits and prepaids	629,122	313,979
Prepaid offering costs	300,000	600,000
Total current assets	15,399,517	9,589,509
Property and equipment, net	17,846	20,122
Operating right of use asset, net	151,619	287,322
Investment	1,400
Intangible assets – digital assets	50,672,418
Brand names	337,504	337,504
Goodwill	1,161,052	1,161,052
Total assets	67,741,356	11,395,509
Current liabilities
Accounts payable and accrued expenses	1,555,093	1,326,988
Dividend payable	1,038,027
Deferred revenue	318,700	335,956
Income tax payable	76,933	196,587
Current portion of operating lease liability	153,362	286,378
Total current liabilities	3,158,556	2,161,192
Accrued employee benefits, non-current	37,127	32,177
Convertible notes, net	51,028,839
Operating lease liability, less current portion		12,182
Total liabilities	54,224,522	2,205,551
Commitments and contingencies (Note 10)
Stockholders’ equity:
Additional paid-in capital	34,084,318	19,874,591
Accumulated other comprehensive loss	(39,266)	(10,219)
Accumulated deficit	(20,546,751)	(10,676,516)
Total stockholders’ equity	13,516,834	9,189,958
Total liabilities and stockholders’ equity	67,741,356	11,395,509
Common Class A [Member]
Stockholders’ equity:
Common stock	17,889	2,102
Common Class B [Member]
Stockholders’ equity:
Common stock	644
Related Party [Member]
Current liabilities
Due to related parties	$ 16,441	$ 15,283